Right-of-use assets - Disclosure of right of use asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of right Of use Asset [Abstract]
Beginning balance	$ 2,618
Impact of initial adoption of IFRS 16 (Note 1(a))		2,954
Amortization	(449)	(441)
Effect of change in exchange rates	(58)	105
Ending balance	$ 2,111	$ 2,618